INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Pretax loss resulting from domestic and foreign operations

Pretax loss resulting from domestic and foreign operations is as follows:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Domestic	$(19,107)	$(13,320)	$2,292
Foreign	3,200	(6,240)	(4,310)

Pretax loss from continuing operations	$(15,907)	$(19,560)	$(2,018)

Schedule of components of the provision (benefit) for income taxes

The components of the provision (benefit) for income taxes consists of the following:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Current income tax expense:
Federal	$—	$—	$—
State and local	411	80	83
Foreign	1,096	1,813	1,148

Total current income tax expense	1,507	1,893	1,231
Deferred income tax expense (benefit) :
Federal	(175)	—	—
State and local	(843)	—	—
Foreign	573	(1,279)	699

Total deferred income tax expense (benefit)	(445)	(1,279)	699

Total income tax expense	$1,062	$614	$1,930

Schedule of effective income tax rate reconciliation

The reconciliation of the amounts at the U.S. federal statutory income tax rate to the company’s effective income tax rate is as follows:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
U.S. federal statutory tax rate	$(3,340)	$(4,108)	$(424)
State and local income taxes, net	(519)	80	83
Stock-based compensation	6,770	2,748	219
Change in valuation allowance	(3,216)	1,516	2,561
Foreign operations	1,575	(375)	(433)
True-up adjustments	(538)	497	(167)
Permanent differences	65	157	114
Other, net	265	99	(23)

Total	$1,062	$614	$1,930

Schedule of deferred tax assets

Significant components of the Company’s deferred tax assets and (liabilities) are as follows:

	December 31, 2020	December 31, 2019
	(in thousands)
Deferred tax asset:
Net operating loss carryforwards	$6,814	$8,710
Deferred revenue	4,886	5,485
Compensation and benefits	1,792	740
Foreign tax credit	720	720
Other	1,066	1,098

Total deferred tax asset	15,278	16,753
Deferred tax liability:
Property and equipment	(140)	(112)
Commissions	(5,285)	(4,171)
Prepaid subscription	(580)	—
Unbilled receivable	(1,632)	—

Total deferred tax liability	(7,637)	(4,283)

Net deferred tax asset before valuation allowance	7,641	12,470
Less valuation allowance	(5,530)	(10,133)

Total net deferred tax asset	$2,111	$2,337

Schedule of Unrecognized Tax Benefits [Roll Forward]

A reconciliation of the beginning and ending amounts of unrecognized tax benefits, excluding interest and penalties is as follows:

	December 31, 2020	December 31, 2019
	(in thousands)
Beginning balance	$5,230	$999
Additions based on tax provisions related to the current year	—	4,236
Additions for tax positions of prior years	139	—
Reduction for tax positions of prior years	—	(5)
Reduction for settlements	—	—
Expiration of applicable statute of limitations	—	—

Ending balance	$5,369	$5,230

Apex Technology Acquisition Corp [Member]
Schedule of components of the provision (benefit) for income taxes

The income tax provision consists of the following:

	As of December 31,
	2020	2019
Federal
Current	$281,381	$317,902
Deferred	(1,115,020)	(61,973)
State
Current	$129,934	$—
Deferred	(391,209)	—
Change in valuation allowance	1,506,229	61,973

Income tax provision	$411,315	$317,902

Schedule of effective income tax rate reconciliation

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	As of December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	7.0%	0.0%
Change in fair value of warrant liability	(26.2)%	0.0%
Change in valuation allowance	(2.5)%	5.1%
Income tax provision	(0.7)%	26.1%

Schedule of deferred tax assets

The Company’s net deferred tax assets are as follows:

	As of December 31,
	2020	2019
Deferred tax asset
Organizational costs/Startup expenses	$1,568,202	$61,973

Total deferred tax asset	1,568,202	61,973
Valuation allowance	(1,568,202)	(61,973)

Deferred tax asset, net of allowance	$—	$—